Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Deferred Service Revenue Related to Warranties

Changes in deferred service revenue related to the warranties is presented in the following table:

	Years ended December 31,
	2016	2015
Deferred extended warranty revenue:
At beginning of period	$629,143	$670,075
Revenue deferred for new warranties	118,148	174,852
Revenue recognized	(237,902)	(215,784)
At end of period	$509,389	$629,143

Current portion	$235,015	$223,397
Non-current portion	274,374	405,746
	$509,389	$629,143

Schedule of Stock Options Outstanding, Nonvested

The following is a summary of all stock options outstanding, and nonvested for the year ended December 31, 2016:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016 – nonvested	1,843,335	-	1,843,335	$0.22
Granted	775,000	-	775,000	0.33
Vested	(1,125,000)		(1,125,000)	0.25
Forfeited	(300,000)	-	(300,000)	0.23
Balance, December 31, 2016 – nonvested	1,193,335	-	1,193,335	$0.27

Stock Option Plan [Member]
Summary of Stock Options Outstanding Under Stock Option Plan

The following is a summary of stock options outstanding outside of the Stock Option Plans for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016	466,667	1,976,667	2,443,334	$0.32
Granted during the year	50,000	-	50,000	0.21
Expired during the period	-	(300,000)	(300,000)	0.08
Balance, December 31, 2016	516,667	1,676,667	2,193,334	$0.35

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2015	466,667	2,016,667	2,483,334	$0.36
Exercised during the year	-	(40,000)	(40,000)	0.15
Balance, December 31, 2015	466,667	1,976,667	2,443,334	$0.32

Schedule of Assumptions are Used in Black-Scholes Option Pricing Model

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016. There were no grants for the year ended December 31, 2015.

2016
Risk-free interest rate	1.94%
Expected dividend yield	0.00
Expected life	6.0 years
Expected volatility	156%
Forfeiture rate	5.0%
Weighted average grant date fair value	$0.21

2011 Stock Option Plan [Member]
Summary of Stock Options Outstanding Under Stock Option Plan

The following is a summary of stock options outstanding under the Plan and 2011 Plan (collectively “Stock Option Plans”) for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2016	4,036,669	-	4,036,669	$0.21
Granted during the year	725,000	-	725,000	0.34
Exercised during the year	(650,000)	-	(650,000)	0.16
Forfeited during the year	(431,667)	-	(431,667)	0.26

Balance, December 31, 2016	3,680,002	-	3,680,002	$0.24

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2015	4,220,002	350,000	4,570,002	$0.40
Granted during the year	300,000	-	300,000	0.21
Exercised during the year	(335,000)	(350,000)	(685,000)	0.14
Forfeited during the year	(148,333)	-	(148,333)	0.39

Balance, December 31, 2015	4,036,669	-	4,036,669	$0.21

Schedule of Assumptions are Used in Black-Scholes Option Pricing Model

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016 and 2015 to value the stock options granted during the period:

2016		2015
Risk-free interest rate	1.58-2.18%	Risk-free interest rate	2.05%
Expected dividend yield	0.00	Expected dividend yield	0.00
Expected life	6.00 years	Expected life	6.00 years
Expected volatility	152-153%	Expected volatility	156%
Forfeiture rate	5.0%	Forfeiture rate	5.0%
Weighted average grant date fair value	$0.33	Weighted average grant date fair value	$0.20